Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Revenue	$ 1,554		$ 3,132
Cost of services, exclusive of depreciation and amortization	1,001		2,080
Depreciation and amortization	21		56
Gross Profit	532		996
Operating Expenses
Selling, general and administrative	304		671
Depreciation and intangible amortization	163		339
Total operating expenses	467		1,010
Operating (Loss) Income	65		(14)
Other (Income) Expense
(Gain) Loss from change in fair value of financial instruments	65		(38)
(Gain) Loss from change in fair value of tax receivable agreement	(37)		(41)
Interest expense	57		122
Other (income) expense, net	3		(16)
Total other (income) expense, net	88		27
Loss Before Income Tax Expense (Benefit)	(23)		(41)
Income tax expense (benefit)	25		31
Net Loss	(48)		(72)
Net loss attributable to noncontrolling interests	(13)		(10)
Net (Loss) Income Attributable to Alight, Inc.	$ (35)		$ (62)
Earnings Per Share
Basic (net loss) earnings per share	$ (0.08)		$ (0.14)
Diluted (net loss) earnings per share	$ (0.08)		$ (0.14)
Other comprehensive income (loss), net of tax:
Change in fair value of derivatives	$ 9		$ 114
Foreign currency translation adjustments			(14)
Total other comprehensive income (loss), net of tax:	9		100
Comprehensive (Loss) Income Before Noncontrolling Interests	(39)		28
Comprehensive (loss) income attributable to noncontrolling interests	(12)		3
Comprehensive (Loss) Income Attributable to Alight, Inc.	$ (27)		$ 25
Alight Holdings
Revenue		$ 1,361		$ 2,728
Cost of services, exclusive of depreciation and amortization		888		1,829
Depreciation and amortization		38		65
Gross Profit		435		834
Operating Expenses
Selling, general and administrative		222		461
Depreciation and intangible amortization		111		226
Total operating expenses		333		687
Operating (Loss) Income		102		147
Other (Income) Expense
Interest expense		123		234
Other (income) expense, net		9		7
Total other (income) expense, net		132		241
Loss Before Income Tax Expense (Benefit)		(30)		(94)
Income tax expense (benefit)		(5)		9
Net Loss		(25)		(103)
Net (Loss) Income Attributable to Alight, Inc.		(25)		(103)
Other comprehensive income (loss), net of tax:
Change in fair value of derivatives		23		(25)
Foreign currency translation adjustments		8		8
Total other comprehensive income (loss), net of tax:		31		(17)
Comprehensive (Loss) Income Before Noncontrolling Interests		6		(120)
Comprehensive (Loss) Income Attributable to Alight, Inc.		$ 6		$ (120)